As filed with the Securities and Exchange Commission on December 20, 2001

                                                       File Nos. 33-39088
                                                                 811-6243

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.
                               -------

  Post-Effective Amendment No.  43                       (X)
                                ----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  46                                     (X)
                 ---


                            FRANKLIN STRATEGIC SERIES
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (650) 312-2000
                                 ---------------
               Registrant's Telephone Number, Including Area Code

             MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on January 1, 2002 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's Class A, B and C prospectuses and statement of additional information dated September 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on August 29, 2001 (File Nos. 33-39088 and 811-6243) for the following funds are hereby incorporated by reference.

o Franklin Aggressive Growth Fund           o Franklin California Growth Fund
o Franklin Large Cap Growth Fund            o Franklin Small-Mid Cap Growth Fund
o Franklin Small Cap Growth Fund II         o Franklin Technology Fund
o Franklin Blue Chip Fund                   o Franklin Strategic Income Fund
o Franklin Biotechnology Discovery Fund     o Franklin Global Health Care Fund
o Franklin Global Communications Fund       o Franklin Natural Resources Fund



o FSS1 P-3

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
   (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND FRANKLIN SMALL
                               CAP GROWTH FUND II)
                             DATED SEPTEMBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Franklin Aggressive Growth Fund, Franklin Large Cap Growth Fund and Franklin Small Cap Growth Fund II offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Franklin California Growth Fund offers four classes of shares: Class A, Class B, Class C and Class R. Franklin Small-Mid Cap Growth Fund offers four classes of shares:
Class A, Class C, Class R and Advisor Class.

II. The section "Franklin Aggressive Growth Fund - Fees and Expenses" on page 9 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    5.75%       4.00%       1.99%      1.00%

 Load imposed on purchases           5.75%       None        1.00%      None

 Maximum deferred sales              None/2      4.00%/3     0.99%/4    1.00%
  charge (load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Management fees/5                    0.50%       0.50%       0.50%      0.50%
Distribution and service
(12b-1) fees                         0.35%       1.00%       0.99%      0.50%
Other expenses                       0.53%       0.53%       0.53%      0.53%
                                 ----------------------------------------------
Total annual Fund operating
expenses/5                           1.38%       2.03%       2.02%      1.53%
                                 ----------------------------------------------
Management fee reduction/5          (0.03%)     (0.03%)     (0.03%)    (0.03%)
                                 ----------------------------------------------
Net annual Fund operating
expenses/5                           1.35%       2.00%       1.99%      1.50%
                                 ----------------------------------------------

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were
0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.90% for Class B, 1.89% for Class C and 1.40% for Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $705/1     $978        $1,272     $2,105
CLASS B                        $603       $927        $1,278     $2,160/2
CLASS C                        $399       $718        $1,162     $2,394
CLASS R                        $253       $474          $818     $1,791
If you do not sell your shares:
CLASS B                        $203       $627        $1,078     $2,160/2
CLASS C                        $300       $718        $1,162     $2,394
CLASS R                        $153       $474          $818     $1,791

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

III. The section "Franklin California Growth Fund - Fees and Expenses" on page 21 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price   5.75%        4.00%       1.99%      1.00%

 Load imposed on purchases          5.75%        None        1.00%      None

 Maximum deferred sales             None/2       4.00%/3     0.99%/4    1.00%
 charge (load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
------------------------------------------------------------------------------
Management fees/5                    0.46%       0.46%       0.46%      0.46%
Distribution and service
(12b-1) fees                         0.25%       1.00%       1.00%      0.50%
Other expenses                       0.19%       0.19%       0.19%      0.19%
                               ------------------------------------------------
Total annual Fund operating
expenses/5                           0.90%       1.65%       1.65%      1.15%
                               ------------------------------------------------
Management fee reduction/5          (0.02%)     (0.02%)     (0.02%)    (0.02%)
                               ------------------------------------------------
Net annual Fund operating
expenses/5                           0.88%       1.63%       1.63%      1.13%
                               ------------------------------------------------

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $660/1     $840        $1,035     $1,597
CLASS B                        $566       $814        $1,087     $1,732/2
CLASS C                        $363       $609          $978     $2,013
CLASS R                        $215       $359          $622     $1,375
If you do not sell your shares:
CLASS B                        $166       $514          $887     $1,732/2
CLASS C                        $264       $609          $978     $2,013
CLASS R                        $115       $359         $622      $1,375

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

IV. The section "Franklin Large Cap Growth Fund - Fees and Expenses" on page 33 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    5.75%       4.00%       1.99%      1.00%

 Load imposed on purchases           5.75%       None        1.00%      None

 Maximum deferred sales              None/2      4.00%/3     0.99%/4    1.00%
 charge (load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Management fees/5                    0.50%       0.50%       0.50%      0.50%
Distribution and service
(12b-1) fees                         0.35%       0.99%       0.99%      0.50%
Other expenses                       0.45%       0.45%       0.45%      0.45%
                               ------------------------------------------------
Total annual Fund operating
expenses/5                           1.30%       1.94%       1.94%      1.45%
                               ------------------------------------------------
Management fee reduction/5          (0.03%)     (0.03%)     (0.03%)    (0.03%)
                               ------------------------------------------------
Net annual Fund operating
expenses/5                           1.27%       1.91%       1.91%      1.42%
                               ------------------------------------------------

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were
0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.89% for Class B, 1.89% for Class C and 1.40% for Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $697/1     $955        $1,232     $2,021
CLASS B                        $594       $900        $1,232     $2,066/2
CLASS C                        $391       $694        $1,121     $2,310
CLASS R                        $245       $449          $776     $1,702
If you do not sell your shares:
CLASS B                        $194       $600        $1,032     $2,066/2
CLASS C                        $292       $694        $1,121     $2,310
CLASS R                        $145       $449          $776     $1,702

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

V. The callout sentence next to the fifth paragraph under "Franklin Small-Mid Cap Growth Fund - Main Investment Strategies" on page 38 is replaced with the following:

The Fund invests 80% of its net assets in common stocks of mid and small cap companies.

VI. The section "Franklin Small-Mid Cap Growth Fund - Fees and Expenses" on page 45 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS C     CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    5.75%       1.99%       1.00%

 Load imposed on purchases           5.75%       1.00%       None

 Maximum deferred sales              None/2      0.99%/3     1.00%
 charge (load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS C     CLASS R/1
-------------------------------------------------------------------------------
Management fees                      0.45%       0.45%       0.45%
Distribution and service
(12b-1) fees                         0.25%       1.00%       0.50%
Other expenses                       0.16%       0.16%       0.16%
                               ------------------------------------------------
Total annual Fund operating
expenses                             0.86%       1.61%       1.11%
                               ------------------------------------------------

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.
3. This is equivalent to a charge of 1% based on net asset value.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $658/1     $834        $1,024     $1,575
CLASS C                        $361       $603          $967     $1,992
CLASS R                        $213       $353          $612     $1,352
If you do not sell your shares:
CLASS C                        $262       $603          $967     $1,992
CLASS R                        $113       $353          $612     $1,352

---------
1.  Assumes a contingent deferred sales charge (CDSC) will not apply.
---------

VII. The following paragraph is added to the "Franklin Small Cap Growth Fund II - Goal and Strategies" section on page 49:

The Fund is closed to new investors, except for broker-dealer sponsored wrap account programs and retirement plan accounts. The Fund reserves the right to modify this policy at any time. If you were a shareholder of record as of the close of market on October 4, 2001, you may continue to add to your account subject to the applicable minimum investment amount, or buy additional shares through reinvestment of dividends or capital gains distributions.

VIII. The first sentence under "Franklin Small Cap Growth Fund II - Main Investment Strategies" on page 49 is replaced with the following:

Under normal market conditions the Fund invests at least 80% of its net assets in the equity securities of small capitalization (small cap companies).

IX. The section "Franklin Small Cap Growth Fund II - Fees and Expenses" on page 54 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    5.75%       4.00%       1.99%      1.00%

  Load imposed on purchases          5.75%       None        1.00%      None

  Maximum deferred sales             None/2      4.00%/3     0.99%/4    1.00%
  charge (load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
------------------------------------------------------------------------------
Management fees/5                    0.54%       0.54%       0.54%      0.54%
Distribution and service
(12b-1) fees                         0.35%       1.00%       1.00%      0.50%
Other expenses                       0.48%       0.48%       0.48%      0.48%
                               -----------------------------------------------
Total annual Fund operating
expenses/5                           1.37%       2.02%       2.02%      1.52%
                               -----------------------------------------------
Management fee reduction/5          (0.05%)     (0.05%)     (0.05%)    (0.05%)
                               -----------------------------------------------
Net annual Fund operating
expenses/5                           1.32%       1.97%       1.97%      1.47%
                               -----------------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $702/1     $969        $1,257     $2,074
CLASS B                        $600       $918        $1,262     $2,128/2
CLASS C                        $397       $712        $1,152     $2,373
CLASS R                        $250       $465          $803     $1,757
If you do not sell your shares:
CLASS B                        $200       $618        $1,062     $2,128/2
CLASS C                        $298       $712        $1,152     $2,373
CLASS R                        $150       $465         $803      $1,757

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

X. The first paragraph under the section "Choosing a Share Class" on page 61 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A             CLASS B          CLASS C          CLASS R
-------------------------------------------------------------------------------
o  Initial          o  No            o  Initial       o  No initial
   sales charge        initial          sales            sales charge
   of 5.75% or         sales            charge of
   less                charge           1%

o  Deferred         o  Deferred      o  Deferred      o  Except for
   sales charge        sales            sales            ValuSelect
   of 1% on            charge of        charge of        plans and
   purchases of        4% on            1% on            plans for
   $1 million or       shares you       shares you       which Franklin
   more sold           sell             sell             Templeton
   within 12           within the       within 18        Investments
   months.             first year,      months           provides
   Effective for       declining                         recordkeeping,
   purchases on        to 1%                             deferred sales
   or after            within six                        charge of 1%
   February 1,         years and                         on shares you
   2002, the           eliminated                        sell within 18
   holding period      after that                        months
   is extended to                                        (charged at
   18 months.                                            plan level
                                                         based on
                                                         initial
                                                         investment for
                                                         Qualified
                                                         plans).
o  Lower            o  Higher        o  Higher        o  Higher
   annual              annual           annual           annual
   expenses than       expenses         expenses         expenses than
   Class B, C or       than Class       than Class       Class A due to
   R due to lower      A (same as       A (same as       higher
   distribution        Class C)         Class B)         distribution
   fees                due to           due to           fees (lower
                       higher           higher           than Class B
                       distribution     distribution     and Class C).
                       fees.            fees. No         No conversion
                       Automatic        conversion       to Class A
                       conversion       to Class A       shares, so
                       to Class A       shares, so       annual
                       shares           annual           expenses do
                       after            expenses         not decrease.
                       eight            do not
                       years,           decrease.
                       reducing
                       future
                       annual
                       expenses.

XI. Under the section "Investments of $1 Million or More" on page 61, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

XII. The section "Retirement Plans" on page 62 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

XIII. The following is added under the section "Choosing a Share Class" on page 61:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 63 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XIV. The paragraph heading on page 63 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

XV. The second paragraph under "Reinstatement Privilege" on page 64 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XVI. The table under "Buying Shares - Minimum investments" on page 66 is replaced with the following:

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

MINIMUM INVESTMENTS
-------------------------------------------------------------------------------
                                           INITIAL         ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                           $1,000          $50
-------------------------------------------------------------------------------
Automatic investment plans                 $50 ($25        $50 ($25
                                           for an          for an
                                           Education       Education
                                           IRA)            IRA)
-------------------------------------------------------------------------------
UGMA/UTMA accounts                         $100            $50
-------------------------------------------------------------------------------
Retirement accounts including              no minimum      no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
-------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                                  $250            $50
-------------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                   $250            $50
-------------------------------------------------------------------------------
Full-time employees, officers,             $100            $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-------------------------------------------------------------------------------

XVII. The footnote under the section "Distribution Options" on page 69 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XVIII. The following paragraph is added under the section "Exchange Privilege" beginning on page 71:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XIX. The section "Dealer Compensation" on page 78 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                              CLASS A        CLASS B      CLASS C       CLASS R
-------------------------------------------------------------------------------
COMMISSION (%)                  ---            4.00        2.00/4        1.00/6
Investment under $50,000        5.00           ---         ---           ---
$50,000 but under $100,000      3.75           ---         ---           ---
$100,000 but under $250,000     2.80           ---         ---           ---
$250,000 but under $500,000     2.00           ---         ---           ---
$500,000 but under $1 million   1.60           ---         ---           ---
$1 million or more              up to 1.00/1   ---         ---           ---
12B-1 FEE TO DEALER             0.25/1/,2      0.25/3      1.00/5        0.35/6

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

---------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25% 12b-1 service fee.
5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase. 6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.
---------


               Please keep this supplement for future reference.



o FSS2 P-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
   (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN TECHNOLOGY FUND, FRANKLIN
    GLOBAL HEALTH CARE FUND, FRANKLIN GLOBAL COMMUNICATIONS FUND AND FRANKLIN
                             NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 2001

The prospectus is amended as follows:

I. As of January 1, 2002, the Franklin Technology Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The first sentence under "Franklin Biotechnology Discovery Fund - Main Investment Strategies" on page 2 is replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of biotechnology companies and discovery research firms.

III. The section "Franklin Technology Fund - Fees and Expenses" on page 20 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    5.75%       4.00%       1.99%      1.00%

  Load imposed on purchases          5.75%       None        1.00%      None

  Maximum deferred sales             None/2      4.00%/3     0.99%/4    1.00%
  charge (load)

Please see "Choosing a Share Class" on page 63 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Management fees/5                    0.55%       0.55%       0.55%      0.55%
Distribution and service
(12b-1) fees                         0.35%       0.98%       0.99%      0.50%
Other expenses                       0.81%       0.81%       0.81%      0.81%
                               ------------------------------------------------
Total annual Fund operating
expenses/5                           1.71%       2.34%       2.35%      1.86%
                               ------------------------------------------------
Management fee reduction/5          -0.03%      -0.03%      -0.03%     -0.03%
                               ------------------------------------------------
Net annual Fund operating
expenses/5                           1.68%       2.31%       2.32%      1.83%
                               ------------------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 63) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the manager and administrator had agreed in advance to limit their respective fees. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.44% and net annual Fund operating expenses were 1.40% for Class A, 2.03% for Class B, 2.04% for Class C and 1.55% for Class R.
The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $736/1     $1,074      $1,435     $2,448
CLASS B                        $634       $1,021      $1,435     $2,488/2
CLASS C                        $432         $817      $1,328     $2,729
CLASS R                        $286         $576        $990     $2,148
If you do not sell your shares:
CLASS B                        $234         $721      $1,235     $2,488/2
CLASS C                        $333         $817      $1,328     $2,729
CLASS R                        $186         $576        $990     $2,148

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The callout sentence next to the fourth paragraph under "Franklin Natural Resources Fund - Main Investment Strategies" on page 50 is replaced with the following:

The Fund normally invests at least 80% of its net assets in the equity and debt securities of U.S. and foreign companies in the natural resources sector.

V. The section "Franklin Natural Resources Fund - Management" on page 59 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $251 billion in assets.

The team responsible for the Fund's management is:

STEVE LAND, PORTFOLIO MANAGER OF ADVISERS

Mr. Land has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1997.

STEVE KORNFELD CFA, PORTFOLIO MANAGER of ADVISERS
Mr. Kornfeld has been a manager of the Fund since October 2001. He joined Franklin Templeton Investments in January 2001. Prior to joining Franklin Templeton investments he worked in private equity and as a sell-side research analyst where he specialized in covering small and micro-cap securities.

CARLEE PRICE CFA, PORTFOLIO MANAGER of ADVISERS
Ms. Price has been a manager of the Fund since October 2001. She joined Franklin Templeton Investments in 2000. Prior to joining Franklin Templeton Investments she worked as an analyst for a large institutional fund manager in Toronto, Canada, and has spent time in a similar role in Frankfurt, Germany.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2001, management fees, before any advance waiver, were 0.63% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.34% of its average daily net assets to the manager for its services. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

VI. The first paragraph under the section "Choosing a Share Class" on page 63 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A               CLASS B           CLASS C           CLASS R
-------------------------------------------------------------------------------
o  Initial            o  No             o  Initial        o  No initial
   sales charge          initial           sales             sales charge
   of 5.75% or           sales             charge of
   less                  charge            1%

o  Deferred           o  Deferred       o  Deferred        o Except for
   sales charge          sales             sales             ValuSelect
   of 1% on              charge of         charge of         plans and
   purchases of          4% on             1% on             plans for
   $1 million or         shares you        shares you        which Franklin
   more sold             sell              sell within       Templeton
   within 12             within the        18 months         Investments
   months.               first year,                         provides
   Effective for         declining                           recordkeeping,
   purchases on          to 1%                               deferred sales
   or after              within six                          charge of 1%
   February 1,           years and                           on shares you
   2002, the             eliminated                          sell within 18
   holding period        after that                          months
   is extended to                                            (charged at
   18 months.                                                plan level
                                                             based on
                                                             initial
                                                             investment for
                                                             Qualified
                                                             plans).
o  Lower              o  Higher         o  Higher          o Higher
   annual                annual            annual            annual
   expenses than         expenses          expenses          expenses than
   Class B, C or         than Class        than Class        Class A due to
   R due to lower        A (same as        A (same as        higher
   distribution          Class C)          Class B)          distribution
   fees                  due to            due to            fees (lower
                         higher            higher            than Class B
                         distribution      distribution      and Class C).
                         fees.             fees. No          No conversion
                         Automatic         conversion        to Class A
                         conversion        to Class A        shares, so
                         to Class A        shares, so        annual
                         shares            annual            expenses do
                         after             expenses          not decrease.
                         eight             do not
                         years,            decrease.
                         reducing
                         future
                         annual
                         expenses.

VII. Under the section "Investments of $1 Million or More" on page 63, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

VIII. The section "Retirement Plans" on page 64 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

IX. The following is added under the section "Choosing a Share Class" on page 63:

SALES CHARGES - CLASS R - TECHNOLOGY FUND

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 65 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

X. The paragraph heading on page 65 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

XI. The second paragraph under "Reinstatement Privilege" on page 66 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XII. The table under "Buying Shares - Minimum investments" on page 67 is replaced with the following:

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

MINIMUM INVESTMENTS
-------------------------------------------------------------------------------
                                            INITIAL         ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                            $1,000          $50
-------------------------------------------------------------------------------
Automatic investment plans                  $50 ($25        $50 ($25
                                            for an          for an
                                            Education       Education
                                            IRA)            IRA)
-------------------------------------------------------------------------------
UGMA/UTMA accounts                          $100            $50
-------------------------------------------------------------------------------
Retirement accounts including               no minimum      no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
-------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                                   $250            $50
-------------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                    $250            $50
-------------------------------------------------------------------------------
Full-time employees, officers,              $100            $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-------------------------------------------------------------------------------

XIII. The footnote under the section "Distribution Options" on page 70 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XIV. The following paragraph is added under the section "Exchange Privilege" beginning on page 72:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XV. The section "Dealer Compensation" on page 80 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

BIOTECHNOLOGY DISCOVERY FUND AND NATURAL RESOURCES FUND

                                       CLASS A
------------------------------------------------------------
COMMISSION (%)                          ---
Investment under $50,000                5.00
$50,000 but under $100,000              3.75
$100,000 but under $250,000             2.80
$250,000 but under $500,000             2.00
$500,000 but under $1 million           1.60
$1 million or more                up to 1.00/1
12B-1 FEE TO DEALER

TECHNOLOGY FUND

                                  CLASS A      CLASS B     CLASS C     CLASS R
-------------------------------------------------------------------------------
COMMISSION (%)                      ---         4.00        2.00/4       1.00/6
Investment under $50,000            5.00        ---         ---          ---
$50,000 but under $100,000          3.75        ---         ---          ---
$100,000 but under $250,000         2.80        ---         ---          ---
$250,000 but under 4500,000         2.00        ---         ---          ---
$500,000 but under 1 million        1.60        ---         ---          ---
$1 million or more            up to 1.00/1      ---         ---          ---
12B-1 FEE TO DEALER                 0.25/1/,2   0.25/3      1.00/5       0.35/6

HEALTH CARE FUND AND COMMUNICATIONS FUND

                                  CLASS A      CLASS B     CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                      ---         4.00        2.00/4
Investment under $50,000            5.00        ---         ---
$50,000 but under $100,000          3.75        ---         ---
$100,000 but under $250,000         2.80        ---         ---
$250,000 but under $500,000         2.00        ---         ---
$500,000 but under $1 million       1.60        ---         ---
$1 million or more            up to 1.00/1      ---         ---
12B-1 FEE TO DEALER                 0.25/1     0.25/3       1.00/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

---------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Biotechnology Discovery Fund, Natural Resources Fund and Technology Fund may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses. Biotechnology Discovery Fund will not reimburse Distributors the extra 0.10% during periods when the Fund is closed to new investors.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25% 12b-1 service fee.
5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the
13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.
---------

               Please keep this supplement for future reference.




o 483 P-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                             FRANKLIN BLUE CHIP FUND
                             DATED SEPTEMBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Fund offers four classes of shares: Class A, Class B, Class C and Class R.

II.  The section "Fees and Expenses" on page 7 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    5.75%       4.00%       1.99%      1.00%

  Load imposed on purchases          5.75%       None        1.00%      None

  Maximum deferred sales             None/2      4.00%/3     0.99%/4    1.00%
  charge (load)

Please see "Choosing a Share Class" on page 14 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Management fees/5                    0.75%       0.75%       0.75%      0.75%
Distribution and service
(12b-1) fees                         0.34%       1.00%       1.00%      0.50%
Other expenses                       0.29%       0.29%       0.29%      0.29%
                               ------------------------------------------------
Total annual Fund operating
expenses/5                           1.38%       2.04%       2.04%      1.54%
                               ------------------------------------------------
Management fee reduction/5          (0.02%)     (0.02%)     (0.02%)    (0.02%)
                               ------------------------------------------------
Net annual Fund operating
expenses/5                           1.36%       2.02%       2.02%      1.52%
                               ------------------------------------------------
---------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 14) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to limit its management fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were
0.61% and net annual Fund operating expenses were 1.24% for Class A, 1.90% for Class B, 1.90% for Class C and 1.40% for Class R. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.
The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $706/1     $981        $1,277     $2,116
CLASS B                        $605       $934        $1,288     $2,178/2
CLASS C                        $402       $727        $1,177     $2,425
CLASS R                        $255       $480          $829     $1,813
If you do not sell your shares:
CLASS B                        $205       $634        $1,088     $2,178/2
CLASS C                        $303       $727        $1,177     $2,425
CLASS R                        $155       $480          $829     $1,813

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

III. The first paragraph under the section "Choosing a Share Class" on page 14 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A               CLASS B           CLASS C           CLASS R
-------------------------------------------------------------------------------
o  Initial            o  No             o  Initial        o  No initial
   sales charge          initial           sales             sales charge
   of 5.75% or           sales             charge of
   less                  charge            1%

o  Deferred           o  Deferred       o  Deferred       o  Except for
   sales charge          sales             sales             ValuSelect
   of 1% on              charge of         charge of         plans and
   purchases of          4% on             1% on             plans for
   $1 million or         shares you        shares you        which Franklin
   more sold             sell              sell              Templeton
   within 12             within the        within            Investments
   months.               first year,       18 months         provides
   Effective for         declining                           recordkeeping,
   purchases on          to 1%                               deferred sales
   or after              within six                          charge of 1%
   February 1,           years and                           on shares you
   2002, the             eliminated                          sell within 18
   holding period        after that                          months
   is extended to                                            (charged at
   18 months.                                                plan level
                                                             based on
                                                             initial
                                                             investment for
                                                             Qualified
                                                             plans).
o  Lower              o  Higher         o  Higher         o  Higher
   annual                annual            annual            annual
   expenses than         expenses          expenses          expenses than
   Class B, C or         than Class        than Class        Class A due to
   R due to lower        A (same as        A (same as        higher
   distribution          Class C)          Class B)          distribution
   fees                  due to            due to            fees (lower
                         higher            higher            than Class B
                         distribution      distribution      and Class C).
                         fees.             fees. No          No conversion
                         Automatic         conversion        to Class A
                         conversion        to Class A        shares, so
                         to Class A        shares, so        annual
                         shares            annual            expenses do
                         after             expenses          not decrease.
                         eight             do not
                         years,            decrease.
                         reducing
                         future
                         annual
                         expenses.

IV. Under the section "Investments of $1 Million or More" on page 14, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

V.  The section "Retirement Plans" on page 15 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

VI. The following is added under the section "Choosing a Share Class" on page 14:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 16 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VII. The paragraph heading on page 16 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

VIII. The second paragraph under "Reinstatement Privilege" on page 17 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

IX. The table under "Buying Shares - Minimum investments" on page 18 is replaced with the following:

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

MINIMUM INVESTMENTS
-------------------------------------------------------------------------------
                                           INITIAL          ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                           $1,000           $50
-------------------------------------------------------------------------------
Automatic investment plans                 $50 ($25         $50 ($25
                                           for an           for an
                                           Education        Education
                                           IRA)             IRA)
-------------------------------------------------------------------------------
UGMA/UTMA accounts                         $100             $50
-------------------------------------------------------------------------------
Retirement accounts including              no minimum       no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
-------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                                  $250             $50
-------------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                   $250             $50
-------------------------------------------------------------------------------
Full-time employees, officers,             $100             $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-------------------------------------------------------------------------------

X. The footnote under the section "Distribution Options" on page 21 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XI. The following paragraph is added under the section "Exchange Privilege" beginning on page 23:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XII. The section "Dealer Compensation" on page 30 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                    CLASS A    CLASS B     CLASS C     CLASS R
-------------------------------------------------------------------------------
COMMISSION (%)                      ---         4.00         2.00/4       1.00/6
Investment under $50,000            5.00        ---          ---          ---
$50,000 but under $100,000          3.75        ---          ---          ---
$100,000 but under $250,000         2.80        ---          ---          ---
$250,000 but under $500,000         2.00        ---          ---          ---
$500,000 but under 1 million        1.60        ---          ---          ---
$1 million or more            up to 1.00/1      ---          ---          ---
12B-1 FEE TO DEALER                 0.25/1/,2   0.25/3       1.00/5       0.35/6

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

---------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. The Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then \ receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25% 12b-1 service fee.
5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the
13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.
---------


                Please keep this supplement for future reference.



o 194 P-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN STRATEGIC INCOME FUND
                             DATED SEPTEMBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The section "Fees and Expenses" on page 10 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price    4.25%       4.00%       1.99%      1.00%

  Load imposed on purchases          4.25%       None        1.00%      None

  Maximum deferred sales             None/2      4.00%/3     0.99%/4    1.00%
  charge (load)

Please see "Choosing a Share Class" on page 17 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                   CLASS A     CLASS B     CLASS C    CLASS R/1
-------------------------------------------------------------------------------
Management fees/5                    0.53%       0.53%       0.53%      0.53%
Distribution and service
(12b-1) fees                         0.25%       0.65%       0.65%      0.50%
Other expenses                       0.22%       0.22%       0.22%      0.22%
                               ------------------------------------------------
Total annual Fund operating
expenses/5                           1.00%       1.40%       1.40%      1.25%
                               ------------------------------------------------
Management fee reduction/5          (0.01%)     (0.01%)     (0.01%)    (0.01%)
                               ------------------------------------------------
Net annual Fund operating
expenses/5                           0.99%       1.39%       1.39%      1.24%
                               ------------------------------------------------

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 17) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to limit its management fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were
0.28% and net annual Fund operating expenses were 0.75% for Class A, 1.15% for Class B, 1.15% for Class C and 1.00% for Class R. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $522/1     $727        $949       $1,586
CLASS B                        $542       $740        $961       $1,560/2
CLASS C                        $339       $536        $853       $1,752
CLASS R                        $226       $393        $681       $1,500
If you do not sell your shares:
CLASS B                        $142       $440        $761       $1,560/2
CLASS C                        $240       $536        $853       $1,752
CLASS R                        $126       $393        $681       $1,500

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

III. The first paragraph under the section "Choosing a Share Class" on page 17 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                 CLASS B            CLASS C            CLASS R
-------------------------------------------------------------------------------
o  Initial             o  No               o  Initial         o  No initial
   sales charge           initial             sales              sales charge
   of 4.25% or            sales               charge of
   less                   charge              1%

o  Deferred            o  Deferred         o  Deferred        o  Except for
   sales charge           sales               sales              ValuSelect
   of 1% on               charge of           charge of          plans and
   purchases of           4% on               1% on              plans for
   $1 million or          shares you          shares you         which Franklin
   more sold              sell                sell within        Templeton
   within 12              within the          18 months          Investments
   months.                first year,                            provides
   Effective for          declining                              recordkeeping,
   purchases on           to 1%                                  deferred sales
   or after               within six                             charge of 1%
   February 1,            years and                              on shares you
   2002, the              eliminated                             sell within 18
   holding period         after that                             months
   is extended to                                                (charged at
   18 months.                                                    plan level
                                                                 based on
                                                                 initial
                                                                 investment for
                                                                 Qualified
                                                                 plans).
o  Lower               o  Higher           o  Higher          o  Higher
   annual                 annual              annual             annual
   expenses than          expenses            expenses           expenses than
   Class B, C or          than Class          than Class         Class A due to
   R due to lower         A (same as          A (same as         higher
   distribution           Class C)            Class B)           distribution
   fees                   due to              due to             fees (lower
                          higher              higher             than Class B
                          distribution        distribution       and Class C).
                          fees.               fees. No           No conversion
                          Automatic           conversion         to Class A
                          conversion          to Class A         shares, so
                          to Class A          shares, so         annual
                          shares              annual             expenses do
                          after               expenses           not decrease.
                          eight               do not
                          years,              decrease.
                          reducing
                          future
                          annual
                          expenses.

IV. Under the section "Investments of $1 Million or More" on page 17, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

V.  The section "Retirement Plans" on page 18 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

VI. The following is added under the section "Choosing a Share Class" on page 17:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 19 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VII. The paragraph heading on page 19 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

VIII. The second paragraph under "Reinstatement Privilege" on page 20 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

IX. The table under "Buying Shares - Minimum investments" on page 21 is replaced with the following:

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

MINIMUM INVESTMENTS
-------------------------------------------------------------------------------
                                             INITIAL         ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                             $1,000          $50
-------------------------------------------------------------------------------
Automatic investment plans                   $50 ($25        $50 ($25
                                             for an          for an
                                             Education       Education
                                             IRA)            IRA)
-------------------------------------------------------------------------------
UGMA/UTMA accounts                           $100            $50
-------------------------------------------------------------------------------
Retirement accounts including                no minimum      no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
-------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                                    $250            $50
-------------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                     $250            $50
-------------------------------------------------------------------------------
Full-time employees, officers,               $100            $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-------------------------------------------------------------------------------

X. The footnote under the section "Distribution Options" on page 24 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XI. The following paragraph is added under the section "Exchange Privilege" beginning on page 26:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XII. The section "Dealer Compensation" on page 33 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                  CLASS A      CLASS B      CLASS C     CLASS R
-------------------------------------------------------------------------------
COMMISSION (%)                      ---          3.00         2.00/3      1.00/5
Investment under $100,000           4.00         ---          ---         ---
$100,000 but under $250,000         3.25         ---          ---         ---
$250,000 but under $500,000         2.25         ---          ---         ---
$500,000 but under 1 million        1.85         ---          ---         ---
$1 million or more            up to 0.75/1       ---          ---         ---
12B-1 FEE TO DEALER                 0.251        0.15/2       0.65/4      0.35/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

---------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.15% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.15% at time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the
13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.
---------

               Please keep this supplement for future reference.



o FSS1 SA-1
                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN STRATEGIC SERIES
   (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND FRANKLIN SMALL
                               CAP GROWTH FUND II)
                             DATED SEPTEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Franklin Aggressive Growth Fund, Franklin Large Cap Growth Fund and Franklin Small Cap Growth Fund II offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Franklin California Growth Fund offers four classes of shares: Class A, Class B, Class C and Class R. Franklin Small-Mid Cap Growth Fund offers four classes of shares:
Class A, Class C, Class R and Advisor Class.

II. The second, third, fourth and fifth paragraphs under the section "Organization, Voting Rights and Principal Holders" starting on page 26 are replaced with the following:

The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II currently offer five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. Each Fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin Aggressive Growth Fund - Class A
o Franklin Aggressive Growth Fund - Class B
o Franklin Aggressive Growth Fund - Class C
o Franklin Aggressive Growth Fund - Class R
o Franklin Aggressive Growth Fund - Advisor Class

o Franklin Large Cap Growth Fund - Class A
o Franklin Large Cap Growth Fund - Class B
o Franklin Large Cap Growth Fund - Class C
o Franklin Large Cap Growth Fund - Class R
o Franklin Large Cap Growth Fund - Advisor Class

o Franklin Small Cap Growth Fund II - Class A
o Franklin Small Cap Growth Fund II - Class B
o Franklin Small Cap Growth Fund II - Class C
o Franklin Small Cap Growth Fund II - Class R
o Franklin Small Cap Growth Fund II - Advisor Class

The California Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin California Growth Fund -  Class A
o Franklin California Growth Fund -  Class B
o Franklin California Growth Fund -  Class C
o Franklin California Growth Fund -  Class R

Before September 1, 2001, the Small-Mid Cap Fund was named the Small Cap Growth Fund I. On that date, the Fund's investment objective and various investment policies were changed. Consistent with these changes, the Fund's name was changed to the Franklin Small-Mid Cap Growth Fund.

The Small-Mid Cap Fund currently offers four classes of shares, Class A, Class C, Class R and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin Small-Mid Cap Growth Fund - Class A
o Franklin Small-Mid Cap Growth Fund - Class C
o Franklin Small-Mid Cap Growth Fund - Class R
o Franklin Small-Mid Cap Growth Fund - Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 25:

As of December 3, 2001, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address                       Share Class          Percentage (%)
------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
FTB&T/1 TTEE For Defined               Advisor                 56.50
Benefit Services
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA  95741-2138

LARGE CAP FUND
F T Fund Allocator                     Advisor                 10.37
Conservative Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 25.12
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 34.36
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

FTB&T/1 TTEE For Defined               Advisor                 19.64
Benefit Services
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA  95741-2138

SMALL-MID CAP FUND
Fidelity Investments                   A                       10.07
Institutional Op. Co.
As Agent for All-Phase
Electric Supply Company
100 Magellan Way KWIC
Covington, KY  41015-1927

First Union National Bank              Advisor                  5.05
Trustee
FBO Willis Corroon Corporation
1525 West WT Harris Blvd.
NC-1151
Charlotte, NC  28288-0001

Sheldon & Co.                          Advisor                  5.16
C/o National City Bank
Attn. Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Prudential Securities Inc.             Advisor                  6.39
FBO Prudential Retirement
Services
Octanner Company
P.O. Box 5310
Scranton, PA  18505-5310

SMALL CAP FUND II
The Northern Trust Co. Trustee         A                       15.18
FBO Goodyear Tire & Rubber Co.
P.O. Box 92956
Chicago, IL  60675-2958

F T Fund Allocator                     Advisor                 10.93
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 13.58
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

Northwest Savings Bank                 Advisor                  5.46
Attn. Trust Dept.
Liberty St. Second Avenue
Warren, PA  16565

Key Trust Company NA-Prism             Advisor                  8.83
Applied Industrial Technologies
Retirement Savings Plan
4900 Tiedeman Rd.
Brooklyn, OH  44144-2330

---------
1. Franklin Templeton Bank & Trust (FTB&T) is a California corporation and is wholly owned by Franklin Reserources, Inc.
---------

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Funds. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaims beneficial ownership of any share of the Funds owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially 2.87% of Aggressive Growth Fund - Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 27 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

V. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 30 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 31 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 31:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 27:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 35 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, a Fund pays Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 35 is replaced with "The Class A, B, C and R plans."

XIV. The first paragraph under "Performance" on page 36 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Funds began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.


               Please keep this supplement for future reference.



o  FSS2 SA-1
                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN STRATEGIC SERIES
   (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN TECHNOLOGY FUND, FRANKLIN
    GLOBAL HEALTH CARE FUND, FRANKLIN GLOBAL COMMUNICATIONS FUND AND FRANKLIN
                             NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Franklin Technology Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 33 is replaced with the following:

Biotechnology Discovery Fund currently offers one class of shares, Class A. Technology Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. Health Care Fund and Communications Fund currently offer three classes of shares, Class A, Class B and Class C and Natural Resources Fund offers two classes of shares, Class A and Advisor Class. The Funds may offer additional classes of shares in the future. The full title of each class is:

o Franklin Biotechnology Discovery Fund - Class A

o Franklin Technology Fund - Class A
o Franklin Technology Fund - Class B
o Franklin Technology Fund - Class C
o Franklin Technology Fund - Class R
o Franklin Technology Fund - Advisor Class

o Franklin Global Communications Fund - Class A
o Franklin Global Communications Fund - Class B
o Franklin Global Communications Fund - Class C

o Franklin Global Health Care Fund - Class A
o Franklin Global Health Care Fund - Class B
o Franklin Global Health Care Fund - Class C

o Franklin Natural Resources Fund - Class A
o Franklin Natural Resources Fund - Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 33:

As of December 3, 2001, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address                       Share Class         Percentage (%)
-------------------------------------------------------------------------------
TECHNOLOGY FUND
F T Fund Allocator                     Advisor                  8.58
Conservative Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 30.57
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 37.41
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

NATURAL RESOURCES FUND
F T Fund Allocator                     Advisor                 12.12
Conservative Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 34.95
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 48.88
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906


As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 34 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

V. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 37 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 37 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 37 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 37 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 38 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 38:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 34:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 42 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Technology Fund, Global Health Care Fund and Global Communications Fund pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Technology Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 43 is replaced with "The Class A, B, C and R plans."

XIV. The first paragraph under "Performance" on page 43 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Technology Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

               Please keep this supplement for future reference.


o 483 SA-1
                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                             FRANKLIN BLUE CHIP FUND
                             DATED SEPTEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Fund offers four classes of shares: Class A, Class B, Class C and Class R.

II. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 19 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Fund may offer additional classes of shares in the future. The full title of each class is:

o  Franklin Blue Chip Fund - Class A
o  Franklin Blue Chip Fund - Class B
o  Franklin Blue Chip Fund - Class C
o  Franklin Blue Chip Fund - Class R

III. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 19:

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 19 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

V. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 22 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 22 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 22 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 22 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 23 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 23:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 19:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 27 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Fund pays Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 27 is replaced with "The Class A, B, C and R plans."

XIV. The first paragraph under "Performance" on page 27 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.


               Please keep this supplement for future reference.

o 194 SA-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN STRATEGIC INCOME FUND
                             DATED SEPTEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 25 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin Strategic Income Fund - Class A
o Franklin Strategic Income Fund - Class B
o Franklin Strategic Income Fund - Class C
o Franklin Strategic Income Fund - Class R
o Franklin Strategic Income Fund - Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 25:

As of December 3, 2001, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address                       Share Class         Percentage (%)
-------------------------------------------------------------------------------
Charles Schwab & Co. Inc.              A                        6.47
FBO SPS Advantage
101 Montgomery Street
San Francisco, CA  94104-4122

F T Fund Allocator                     Advisor                 24.23
Conservative Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 48.88
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

F T Fund Allocator                     Advisor                 19.55
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

FTB&T Trust Services FBO               Advisor                  5.20
Thomas W. Cotter
One Franklin Parkway
San Mateo, CA  94403-1906

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 26 is replaced with the following:

The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

V. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 29 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 29 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 29 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 29 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 30 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 30:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 26:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 34 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Fund pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 34 is replaced with "The Class A, B, C and R plans."

XIV. The first paragraph under "Performance" on page 34 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.


               Please keep this supplement for future reference.



                           FRANKLIN STRATEGIC SERIES
                             FILE NOS. 33-39088 &
                                   811-6243

                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION


ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (iii) Certificate of Amendment of Agreement and
                 Declaration of Trust of Franklin Strategic Series dated July 19, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (iv)  Certificate of Trust dated January 22, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (v) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (vi) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

       (b) By-Laws

           (i)   Amended and Restated By-Laws as of April 25, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii)  Amendment to By-Laws dated October 27, 1994
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (iv) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

           (vi) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

          (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (ix) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 22, 1997

           (x) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 11, 1999

           (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

           (xii) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

          (xiii) Investment Advisory Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

           (xiv) Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc. dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

      (e)  Underwriting Contracts

           (i) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

           (ii) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

           (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 23, 1998

           (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (v) Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

           (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001

           (vii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 14, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (ii) Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (iv) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (v) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (vi) Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (vii)Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Templeton Services, LLC, dated January 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

      (i)  Legal Opinion

           (i)   Opinion and consent of counsel dated March 8, 1999
                 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 11, 1999

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
                 Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 5, 1995

           (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (vi) Letter of Understanding for Franklin Blue Chip Fund dated May 24, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (vii) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (viii)Letter of Understanding for Franklin U.S. Long-Short Fund dated March 11, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

           (ix) Letter of Understanding for Franklin Large Cap Growth Fund dated June 4, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

           (x) Letter of Understanding for Franklin Aggressive Growth Fund dated June 22, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

           (xi) Letter of Understanding for Franklin Small Cap Growth Fund II dated April 28, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

           (xii) Letter of Understanding for Franklin Technology Fund dated April 28, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

      (m)  Rule 12b-1 Plan

           (i) Class A Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (ii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 2, 1995

           (iv) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 7, 1996

           (v) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 13, 1998

           (vi) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Distributors, Inc. dated April 15, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

           (vii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin Templeton Distributors, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

          (viii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin Templeton Distributors, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

         (ix) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

         (x) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

           (xi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

           (xii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

           (xiii)Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

           (xiv) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

          (xv) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

         (xvi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: June 25, 1999

          (xvii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund and Franklin/Templeton Distributors, Inc., dated September 14, 1999
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

         (xviii) Class B Distribution Plan pursuant to Rule 12b-1 between the
                 Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

         (xix) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date:  June 30, 2000

           (xx) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (xxi) Class C Distribution Plan between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin California Growth Fund, Franklin Global Communications Fund, Franklin Global Health Care Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund I, Franklin Small Cap Growth Fund II and Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001

           (xxii)Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin California Growth Fund, Franklin Blue Chip Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund II,
                 Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund, and Franklin Technology Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002

      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

           (ii) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: March 24, 1999

           (iii) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: December 11, 1996

           (iv)  Multiple Class Plan for Franklin Strategic
                 Income Fund dated October 9, 2001

           (v)   Multiple Class Plan for Franklin Aggressive
                 Growth Fund dated October 9, 2001

           (vi)  Multiple Class Plan for Franklin Blue Chip
                 Fund dated October 9, 2001

           (vii) Multiple Class Plan for Franklin California
                 Growth Fund dated October 9, 2001

           (viii)Multiple Class Plan for Franklin Large Cap
                 Growth Fund dated October 9, 2001

          (ix)   Multiple Class Plan for Franklin Small Cap
                 Growth Fund II dated October 9, 2001

           (x)   Multiple Class Plan for Franklin Technology
                 Fund dated October 9, 2001

          (xi)   Multiple Class Plan for Franklin Small-Mid
                 Cap Growth Fund dated October 9, 2001

           (p)  Power of Attorney

           (i) Power of Attorney for Franklin Strategic Series dated January 20, 2000
                 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: January 28, 2000

      (q)  Code of Ethics

           (i)   Code of Ethics dated June 1, 2001
                 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                 File No. 33-39088
                 Filing Date: August 29, 2001


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a)  Franklin Adviser, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, LLC (TICL)

Templeton Investment Counsel, LLC, an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as Franklin Strategic Income Fund's Sub-adviser, furnishing to Advisers in that capacity portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICL (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of TICL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30    UNDERTAKINGS

Not Applicable


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of December, 2001.

                                  FRANKLIN STRATEGIC SERIES
                                  (Registrant)

                                  *By:  /s/ David P. Goss
                                        ------------------
                                        David P. Goss
                                        Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Principal Executive Officer
-----------------------
Rupert H. Johnson, Jr.              and Trustee
                                    Dated: December 17, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: December 17, 2001

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: December 17, 2001

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                Dated: December 17, 2001

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: December 17, 2001

HARMON E. BURNS*                    Trustee
----------------
Harmon E. Burns                     Dated: December 17, 2001

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: December 17, 2001

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: December 17, 2001

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: December 17, 2001

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: December 17, 2001

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: December 17, 2001


By:   /s/ David P. Goss
      -------------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                           FRANKLIN STRATEGIC SERIES
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                          LOCATION

EX-99.(a)(i)         Agreement and Declaration of               *
                     Trust dated January 22, 1991

EX-99.(a)(ii)        Certificate of Amendment of                *
                     Agreement and Declaration of
                     Trust of Franklin Strategic
                     Series dated April 18, 1995

EX-99.(a)(iii)       Certificate of Amendment of                *
                     Agreement and Declaration of
                     Trust dated July 19, 2001

EX-99.(a)(iv)        Certificate of Trust dated                 *
                     January 22, 1991

EX-99.(a)(v)         Certificate of Amendment to the            *
                     Certificate of Trust dated
                     November 19, 1991

EX-99.(a)(vi)        Certificate of Amendment to the            *
                     Certificate of Trust of Franklin
                     Strategic Series dated May 14,
                     1992

EX-99.(b)(i)         Amended and Restated By-Laws as            *
                     of April 25, 1991

EX-99.(b)(ii)        Amendment to By-Laws dated                 *
                     October 27, 1994

EX-99.(d)(i)         Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Global Health Care Fund, Franklin
                     Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and
                     Franklin Natural Resources Fund,
                     and Franklin Advisers, Inc.,
                     dated February 24, 1992

EX-99.(d)(ii)        Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Strategic Income Fund, and
                     Franklin Advisers, Inc., dated
                     May 24, 1994

EX-99.(d)(iii)       Subadvisory Agreement between              *
                     Franklin Advisers, Inc., on
                     behalf of Franklin Strategic
                     Income Fund, and Templeton
                     Investment Counsel, LLC, dated
                     January 1, 2001

EX-99.(d)(iv)        Amended and Restated Management            *
                     Agreement between the Registrant,
                     on behalf of Franklin California
                     Growth Fund, and Franklin
                     Advisers, Inc., dated July 12,
                     1993

EX-99.(d)(v)         Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Blue Chip Fund, and Franklin
                     Advisers, Inc., dated February
                     13, 1996

EX-99.(d)(vi)        Amendment dated August 1, 1995 to          *
                     the Management Agreement between
                     the Registrant, on behalf of
                     Franklin California Growth Fund,
                     and Franklin Advisers, Inc.,
                     dated July 12, 1993

EX-99.(d)(vii)       Amendment dated August 1, 1995 to          *
                     the Management Agreement between
                     the Registrant, on behalf of
                     Franklin Global Health Care Fund,
                     and Franklin Small Cap Growth
                     Fund, Franklin Global Utilities
                     Fund, and Franklin Natural
                     Resources Fund, and Franklin
                     Advisers, Inc., dated February
                     24, 1992

EX-99.(d)(viii)      Amendment dated August 1, 1995 to          *
                     the Management Agreement between
                     the Registrant on behalf of
                     Franklin Strategic Income Fund,
                     and Franklin Advisers, Inc.,
                     dated May 24, 1994

EX-99.(d)(ix)        Management Agreement between the           *
                     Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and
                     Franklin Advisers, Inc., dated
                     July 15, 1997

EX-99.(d)(x)         Investment Advisory Agreement              *
                     between the Registrant, on behalf
                     of Franklin U.S. Long-Short Fund,
                     and Franklin Advisers, Inc. dated
                     February 18, 1999

EX-99.(d)(xi)        Investment Advisory Agreement              *
                     between the Registrant, on
                     behalf of Franklin Large Cap
                     Growth Fund, and Franklin
                     Advisers, Inc. dated May 18, 1999

EX-99.(d)(xii)       Investment Advisory Agreement              *
                     between the Registrant, on behalf
                     of Franklin Aggressive Growth
                     Fund, and Franklin Advisers, Inc.
                     dated May 18, 1999

EX-99.(d) (xiii)     Investment Advisory Agreement              *
                     between the Registrant, on behalf
                     of Franklin Technology Fund, and
                     Franklin Advisers, Inc., dated
                     May 1, 2000

EX-99.(d) (xiv)      Investment Advisory Agreement              *
                     between the Registrant, on behalf
                     of Franklin Small Cap Growth Fund II,
                     and Franklin Advisers, Inc.,
                     dated May 1, 2000

EX-99.(e)(i)         Forms of Dealer Agreements                 *
                     between Franklin/Templeton
                     Distributors, Inc., and
                     Securities Dealers dated March 1,
                     1998

EX-99.(e)(ii)        Amended and Restated Distribution          *
                     Agreement between the Registrant
                     on behalf of Franklin Strategic
                     Series, and Franklin/Templeton
                     Distributors, Inc., dated October
                     31, 2000

EX-99.(g)(i)         Master Custody Agreement between           *
                     the Registrant and Bank of New
                     York dated February 16, 1996

EX-99.(g)(ii)        Amendment dated May 7, 1997 to             *
                     Master Custody Agreement between
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(g)(iii)       Amendment dated February 27, 1998          *
                     to Master Custody Agreement
                     between Registrant and Bank of
                     New York dated February 16, 1996

EX-99.(g)(iv)        Amendment dated March 28, 2001,            *
                     to Exhibit A of the Master
                     Custody Agreement between
                     Registrant and the Bank of New
                     York dated February 16, 1996

EX-99.(g)(v)         Amendment dated May 16, 2001, to       Attached
                     Master Custody Agreement between
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.(g)(vi)        Amended and Restated Foreign           Attached
                     Custody Agreement between the
                     Registrant and Bank of New York
                     made as of May 16, 2001

EX-99.(g)(vii)       Terminal Link Agreement between            *
                     the Registrant and Bank of New
                     York dated February 16, 1996

EX-99.(h)(i)         Subcontract for Fund                       *
                     Administrative Services dated
                     January 1, 2001 between Franklin
                     Advisers, Inc. and Franklin
                     Templeton Services, LLC

EX-99.(h)(ii)        Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Biotechnology
                     Discovery Fund, and Franklin
                     Templeton Services, LLC, dated
                     January 1, 2001

EX-99.(h)(iii)       Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin U.S. Long-Short Fund,
                     and Franklin Templeton Services,
                     LLC, dated January 1, 2001

EX-99.(h)(iv)        Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Large Cap Growth
                     Fund, and Franklin Templeton
                     Services, LLC, dated January 1,
                     2001

EX-99.(h)(v)         Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Aggressive Growth
                     Fund, and Franklin Templeton
                     Services, LLC, dated January 1,
                     2001

EX-99.(h)(vi)        Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Technology Fund, and
                     Franklin Templeton Services, LLC,
                     dated January 1, 2001

EX-99.(h)(vii)       Fund Administration Agreement              *
                     between the Registrant, on behalf
                     of Franklin Small Cap Growth Fund
                     II, and Franklin Templeton
                     Services, LLC, dated January 1,
                     2001

EX-99.(i)(i)         Opinion and consent of counsel             *
                     dated March 8, 1999

EX-99.(j)(i)         Consent of Independent Auditors        Attached

EX-99.(l)(i)         Letter of Understanding for                *
                     Franklin California Growth Fund
                     dated August 20, 1991

EX-99.(l)(ii)        Letter of Understanding for                *
                     Franklin Global Utilities Fund -
                     Class II dated April 12, 1995

EX-99.(l)(iii)       Letter of Understanding for                *
                     Franklin Natural Resources Fund
                     dated June 5, 1995

EX-99.(l)(iv)        Letter of Understanding for                *
                     Franklin California Growth Fund -
                     Class II dated August 30, 1996

EX-99.(l)(v)         Letter of Understanding for                *
                     Franklin Global Health Care Fund
                     dated August 30, 1996

EX-99.(l)(vi)        Letter of Understanding for                *
                     Franklin Blue Chip Fund dated May
                     24, 1996

EX-99.(l)(vii)       Letter of Understanding for                *
                     Franklin Biotechnology Discovery
                     Fund dated September 5, 1997

EX-99.(l)(viii)      Letter of Understanding for                *
                     Franklin U.S. Long-Short Fund
                     dated March 11, 1999

EX-99.(l)(ix)        Letter of Understanding for                *
                     Franklin Large Cap Growth Fund
                     dated June 4, 1999

EX-99.(l)(x)         Letter of Understanding for                *
                     Franklin Aggressive Growth Fund
                     dated June 22, 1999

EX-99.(l)(xi)        Letter of Understanding for                *
                     Franklin Small Cap Growth Fund II
                     dated April 28, 2000

EX-99.(l)(xii)       Letter of Understanding for                *
                     Franklin Technology Fund dated
                     April 28, 2000

EX-99.(m)(i)         Class A Amended and Restated               *
                     Distribution Plan between the
                     Registrant, on behalf of Franklin
                     California Growth Fund, Franklin
                     Small Cap Growth Fund, Franklin
                     Global Health Care Fund and
                     Franklin Global Utilities Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated July 1,
                     1993

EX-99.(m)(ii)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Strategic Income Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated May 24,
                     1994

EX-99.(m)(iii)       Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Natural Resources Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated June 1,
                     1995

EX-99.(m)(iv)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Blue Chip Fund, and
                     Franklin/Templeton Distributors,
                     Inc., dated May 28, 1996

EX-99.(m)(v)         Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Biotechnology Discovery
                     Fund, and Franklin/Templeton
                     Distributors, Inc., dated
                     September 15, 1997

EX-99.(m)(vi)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin U.S. Long-Short Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated April
                     15, 1999

EX-99.(m)(vii)       Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Large Cap Growth Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated May 18,
                     1999

EX-99.(m)(viii)      Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Aggressive Growth Fund,
                     and Franklin/Templeton
                     Distributors, Inc., dated May 18,
                     1999

EX-99.(m)(ix)        Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Small Cap Growth Fund
                     II, and Franklin/Templeton
                     Distributors, Inc., dated May 1,
                     2000

EX-99.(m)(x)         Class A Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of the
                     Franklin Technology Fund, and
                     Franklin/Templeton Distributors,
                     Inc., dated May 1, 2000

EX-99.(m)(xi)        Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin California Growth Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     16, 1998

EX-99.(m)(xii)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Global Health Care Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     16, 1998

EX-99.(m)(xiii)      Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Global Utilities Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     16, 1998

EX-99.(m)(xiv)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Strategic Income Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     16, 1998

EX-99.(m)(xv)        Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Large Cap Growth Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated May 18,
                     1999

EX-99.(m)(xvi)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Aggressive Growth Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated May 18,
                     1999

EX-99.(m)(xvii)      Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Blue Chip Fund and
                     Franklin/Templeton Distributors,
                     Inc., dated September 14, 1999

EX-99.(m)(xviii)     Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Small Cap Growth Fund II
                     and Franklin/Templeton
                     Distributors, Inc., dated May 1,
                     2000

EX-99.(m)(xix)       Class B Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Technology Fund and
                     Franklin/Templeton Distributors,
                     Inc., dated May 1, 2000

EX-99.(m)(xx)        Class C Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Strategic Income Fund
                     and Franklin/Templeton
                     Distributors, Inc., dated October
                     31, 2000

EX-99.(m)(xxi)       Class C Distribution Plan                  *
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Aggressive Growth Fund,
                     Franklin Blue Chip Fund, Franklin
                     Global Communications Fund,
                     Franklin Global Health Care Fund,
                     Franklin Large Cap Growth Fund,
                     Franklin Small Cap Growth Fund I,
                     Franklin Small Cap Growth Fund II
                     and Franklin Technology Fund and
                     Franklin/Templeton Distributors,
                     Inc., dated October 31, 2000

EX-99.(m)(xxii)      Class R Distribution Plan              Attached
                     pursuant to Rule 12b-1 between
                     the Registrant, on behalf of
                     Franklin Aggressive Growth Fund,
                     Franklin California Growth Fund,
                     Franklin Blue Chip Fund, Franklin
                     Large Cap Growth Fund, Franklin
                     Small Cap Growth Fund II,
                     Franklin Small-Mid Cap Growth
                     Fund, Franklin Strategic Income
                     Fund, and Franklin Technology
                     Fund and Franklin/Templeton
                     Distributors, Inc.

EX-99.(n)(i)         Multiple Class Plan for Franklin           *
                     Global Utilities Fund dated April
                     16, 1998

EX-99.(n)(ii)        Multiple Class Plan for Franklin           *
                     Global Health Care Fund dated
                     April 16, 1998

EX-99.(n)(iii)       Multiple Class Plan for Franklin           *
                     Natural Resources Fund dated June
                     18, 1996

EX-99.(n)(iv)        Multiple Class Plan for Franklin       Attached
                     Strategic Income Fund dated
                     October 9, 2001

EX-99.(n)(v)         Multiple Class Plan for Franklin       Attached
                     Aggressive Growth Fund dated
                     October 9, 2001

EX-99.(n)(vi)        Multiple Class Plan for Franklin       Attached
                     Blue Chip Fund dated October 9,
                     2001

EX-99.(n)(vii)       Multiple Class Plan for Franklin       Attached
                     California Growth Fund dated
                                 October 9, 2001

Ex-99.(n)(viii)      Multiple Class Plan for Franklin       Attached
                     Large Cap Growth Fund dated
                     October 9, 2001

EX-99.(n)(ix)        Multiple Class Plan for Franklin       Attached
                     Small Cap Growth Fund II dated
                     October 9, 2001

EX-99.(n)(x)         Multiple Class Plan for Franklin       Attached
                     Technology Fund dated October 9,
                     2001

EX-99.(n)(xi)        Multiple Class Plan for Franklin       Attached
                     Small-Mid Cap Growth Fund dated
                     October 9, 2001

EX-99.(p)(i)         Power of Attorney for Franklin             *
                     Strategic Series dated January
                     20, 2000

EX-99.(q)(i)         Code of Ethics                             *

* Incorporated by reference